Risk management - Additional Information (Details) $ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 26, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 COP ($)
Risk management
Closing foreign exchange rate				4,810.20	4,810.20	3,981.16	3,981.16
Net position of assets and liabilities different functional currency					$ 167
Hedging Instruments Foreign Currency Debt	$ 5,440
Capital payments				$ 16,409,494		$ 11,267,540		$ 5,003,885
Amount in which the company expanded the hedge of a net investment in a foreign operation									$ 750	$ 8,208	$ 307
Hedging instrument at the end of the period				$ 125,424		$ 148,144
Maximum percentage of cash investment held in portfolio, current				5.00%	5.00%
Scenario / variation in the exchange rate				1.00%	1.00%
Floating interest rate
Risk management
Borrowings, interest rate				26.40%		25.70%		16.00%	26.40%	25.70%		16.00%
Ecopetrol Business Group
Risk management
Amount in which the company expanded the hedge of a net investment in a foreign operation									$ 5,200
Ecopetrol Permian LLC and Ecopetrol Brazil
Risk management
Amount in which the company expanded the hedge of a net investment in a foreign operation												$ 7,249
Colombian Peso
Risk management
Net liabilities of companies in the Group with a different functional currency									14,566
Exchange difference valuation of remaining net liabilities									54
US Dollar
Risk management
Exchange difference valuation of remaining net liabilities									14,512
Maximum percentage of cash investment held in portfolio, current				5.00%	5.00%
Hedge of a net investment in a foreign operation
Risk management
Amount in which the company expanded the hedge of a net investment in a foreign operation									8,940
Hedging instrument at the end of the period				$ 9,354,071		$ 4,366,336		$ 1,494,926					$ 1,130,583
Hedge of a net investment in a foreign operation | Ecopetrol Business Group
Risk management
Capital payments		$ 107	$ 163				$ 270
Hedge of a net investment in a foreign operation | Permian [Member]
Risk management
Investment in hedges						1,229
Capital payments				325
Amount in which the company expanded the hedge of a net investment in a foreign operation									8,633
Cash flow hedging
Risk management
Amount in which the company expanded the hedge of a net investment in a foreign operation									5,572
Hedging instrument at the end of the period				1,300					$ 5,572	$ 4,972		$ 1,300
Designation of new hedging				4,272	$ 600	4,272	$ 3,672
Cash flow hedging | Swap contract [member]
Risk management
Short-term financing				$ 28,519
Hedge instrument, Liabilities						$ 34,395
Credit risk in Peso portfolio
Risk management
Maximum percentage of cash investment held in portfolio				10.00%	10.00%
Us Dollor Portfolio [Member]
Risk management
Maximum percentage of cash investment held in portfolio, current				5.00%	5.00%
Scenario / variation in the exchange rate				1.00%	1.00%
Currency risk
Risk management
Increase decrease in foreign exchange rate				20.82%	20.82%